RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total amounts due to related parties	$ 28	$ 163
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	100	107
Directors [Member]
Statement [Line Items]
Due To Related Parties	0	56
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (72)	$ 0